Procure Disaster Recovery Strategy ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Australia - 2.2%
Broadline Retail - 2.2%
Wesfarmers, Ltd.	1,287	$49,490

Canada - 6.5%
Construction & Engineering - 4.3%
SNC-Lavalin Group, Inc. (a)	1,485	49,560
Stantec, Inc. (a)	582	47,059
		96,619
IT Services - 2.2%
CGI, Inc.(a)	435	49,020
Total Canada		145,639

Finland - 2.1%
Machinery - 2.1%
Valmet Oyj	1,671	47,647

Germany - 2.2%
Specialty Retail - 2.2%
Hornbach Holding AG & Co.	696	50,465

Hong Kong - 2.2%
Commercial Services & Supplies - 2.2%
China Everbright Environment Group, Ltd.	144,000	50,105

Japan - 6.6%
IT Services - 4.4%
Fujitsu, Ltd.	320	45,622
NEC Corp.	835	55,409
		101,031
Specialty Retail - 2.2%
Nitori Holdings Co., Ltd.	380	50,082
Total Japan		151,113

Luxembourg - 2.3%
Chemicals - 2.3%
Perimeter Solutions SA(a)	11,007	52,173

Netherlands - 4.4%
Construction & Engineering - 2.2%
Fugro NV(a)	2,622	48,789
		$–
Professional Services - 2.2%
Arcadis NV	900	49,810
Total Netherlands		98,599

Sweden - 4.2%
Building Products - 2.1%
Assa Abloy AB - Class B	1,725	47,865
		$–
Electronic Equipment, Instruments & Components - 2.1%
Hexagon AB - Class B	4,317	47,631
Total Sweden		95,496

Switzerland - 2.0%
Machinery - 2.0%
Sulzer AG	465	45,397

United Kingdom - 10.8%
Aerospace & Defense - 2.3%
Babcock International Group PLC	9,039	52,097
		$–
Construction & Engineering - 2.0%
Balfour Beatty PLC	10,725	45,344
		$–
Energy Equipment & Services - 2.3%
John Wood Group PLC(a)	25,971	52,090
		$–
Machinery - 2.2%
CNH Industrial NV	4,143	49,716
		$–
Specialty Retail - 2.0%
Kingfisher PLC	15,798	44,340
Total United Kingdom		243,587

United States - 53.4%(b)
Chemicals - 2.1%
Ecolab, Inc.	234	46,383
		$–
Commercial Services & Supplies - 5.8%
Clean Harbors, Inc.(a)	267	44,845
MSA Safety, Inc.	264	43,568
Tetra Tech, Inc.	273	43,183
		131,596
Construction & Engineering - 8.3%
AECOM	495	43,654
Fluor Corp.(a)	1,203	45,365
Great Lakes Dredge & Dock Corp.(a)	6,471	49,438
Sterling Infrastructure, Inc.(a)	666	50,017
		188,474
Electrical Equipment - 6.2%
Eaton Corp PLC	198	48,724
EnerSys	501	47,881
Generac Holdings, Inc.(a)	375	42,626
		139,231
Health Care Equipment & Supplies - 1.1%
Outset Medical, Inc.(a)	7,920	24,077
		$–
Machinery - 10.9%
Allison Transmission Holdings, Inc.	825	49,946
Cummins, Inc.	195	46,664
Oshkosh Corp.	459	50,536
REV Group, Inc.	2,751	53,699
Xylem, Inc.	426	47,899
		248,744
Professional Services - 8.0%
ICF International, Inc.	324	45,049
NV5 Global, Inc.(a)	447	46,885
Verisk Analytics, Inc.	192	46,374
Willdan Group, Inc.(a)	2,175	41,630
		179,938
Semiconductors & Semiconductor Equipment - 2.7%
NVIDIA Corp.	99	60,912
		$–
Specialty Retail - 6.2%
Floor & Decor Holdings, Inc. - Class A(a)	450	45,252
Home Depot, Inc.	141	49,768
Lowe's Cos., Inc.	216	45,973
		140,993
Trading Companies & Distributors - 2.1%
SiteOne Landscape Supply, Inc.(a)	306	47,292
Total United States		1,207,640
TOTAL COMMON STOCKS (Cost $2,138,620)		2,237,351

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares
First American Government Obligations Fund - Class X, 5.25%(c)	24,243	24,243
TOTAL SHORT-TERM INVESTMENTS (Cost $24,243)		24,243

TOTAL INVESTMENTS - 100.0% (Cost $2,162,863)		$2,261,594
Liabilities in Excess of Other Assets - 0.0%(d)		(659)
TOTAL NET ASSETS - 100.0%		$2,260,935

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(d)	Represents less than 0.05% of net assets.